                         [BROWN BROTHERS HARRIMAN LOGO]



                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2002




                         BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
   Investments in BBH International Equity Portfolio ("Portfolio"), at value        $114,801,114
   Receivable for capital stock sold                                                     685,988
                                                                                    ------------
       TOTAL ASSETS                                                                  115,487,102
                                                                                    ------------

LIABILITIES:
   Payables for:
     Capital stock redeemed                                                              284,126
     Shareholder servicing/eligible institution fees                                      23,601
     Administrative fees                                                                  11,801
     Accounting fees                                                                       2,000
     Board of Directors' fees                                                                581
     Accrued expenses and other liabilities                                               13,280
                                                                                    ------------
       TOTAL LIABILITIES                                                                 335,389
                                                                                    ------------
NET ASSETS                                                                          $115,151,713
                                                                                    ============

Net Assets Consist of:
   Paid-in capital                                                                  $148,316,313
   Distributions in excess of net investment income                                     (354,353)
   Accumulated net realized loss on investments and foreign exchange transactions    (28,704,154)
   Net unrealized depreciation on investments and foreign currency translations       (4,106,093)
                                                                                    ------------

Net Assets                                                                          $115,151,713
                                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($115,151,713 DIVIDED BY 11,954,375 shares)                                             $9.63
                                                                                           =====


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:
   NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
     Dividends (net of foreign withholdings taxes of $124,549)                       $   716,466
     Interest and other income                                                           127,328
     Expenses                                                                           (569,985)
                                                                                    ------------
       NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                                    273,809
                                                                                    ------------

   FUND EXPENSES:
     Shareholder servicing/eligible institution fees                                     141,085
     Administrative fees                                                                  70,542
     Professional fees                                                                    13,612
     Accounting fees                                                                       4,000
     Board of Directors' fees                                                              1,682
     Other fees and expenses                                                              28,671
                                                                                    ------------
       TOTAL EXPENSES                                                                    259,592
                                                                                    ------------
   NET INVESTMENT INCOME                                                                  14,217
                                                                                    ============

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO:
   Net realized gain (loss) on investments and foreign exchange transactions         (21,624,268)
   Net change in unrealized appreciation (depreciation) on investments and
     foreign currency translations                                                    25,112,657
                                                                                    ------------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO                3,488,389
                                                                                    ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 3,502,606
                                                                                    ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE
                                                             SIX MONTHS ENDED      FOR THE
                                                              APRIL 30, 2002      YEAR ENDED
                                                               (UNAUDITED)     OCTOBER 31, 2001
                                                               -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income allocated from Portfolio            $      14,217    $     217,399
     Net realized loss on investments and foreign exchange
       transactions allocated from Portfolio                     (21,624,268)      (9,761,932)
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations
       allocated from Portfolio                                   25,112,657      (32,432,557)
                                                               -------------    -------------
       Net increase (decrease) in net assets resulting
         from operations                                           3,502,606      (41,977,090)
                                                               -------------    -------------

   Dividends and disitributions declared:
     From net investment income                                          -           (217,399)
     In excess of net investment income                                  -           (432,372)
     From net realized gains                                             -           (693,089)
                                                               -------------    -------------
       Total dividends and distributions declared                        -         (1,342,860)
                                                               -------------    -------------

   Capital transactions:
     Net proceeds from sales of capital stock                     13,859,521      101,905,530
     Net asset value of capital stock issued to shareholders
       in reinvestment of dividends and distributions                    -             49,221
     Net cost of capital stock redeemed                          (15,563,107)     (61,021,396)
                                                               -------------    -------------
       Net increase (decrease) in net assets resulting from
         capital transactions                                     (1,703,586)      40,933,355
                                                               -------------    -------------
         Total increase (decrease) in net assets                   1,799,020       (2,386,595)

NET ASSETS:
     Beginning of year                                           113,352,693      115,739,288
                                                               -------------    -------------
     END OF PERIOD (including distributions in excess of
       net investment income of $354,353 and
       $368,570, respectively)                                 $ 115,151,713    $ 113,352,693
                                                               =============    =============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                                                                                FOR THE
                                                                                                              PERIOD FROM
                                                                                                              JUNE 6, 1997
                                            FOR THE SIX                                                      (COMMENCEMENT
                                            MONTHS ENDED        FOR THE YEARS ENDED OCTOBER 31,             OF OPERATIONS) TO
                                           APRIL 30, 2002  ----------------------------------------------      OCTOBER 31,
                                            (UNAUDITED)      2001           2000        1999       1998         1997
                                           --------------  --------      --------     -------    --------  ------------------
Net asset value,
   beginning of period                       $ 9.34        $13.29         $13.04      $10.09      $ 9.42       $10.00
Income from investment
   operations:
   Net investment income (loss)
     alloacted from Portfolio                  0.00(1)       0.13          (0.03)(2)   (0.02)       0.00(1)      0.00(1)
   Net realized and unrealized
     gain (loss) allocated from
     Portfolio                                 0.29         (3.92)          0.93        3.00        0.75        (0.58)
Less dividends and distributions:
   From net investment income                     -         (0.08)             -           -           -            -
   In excess of net investment
     income                                       -             -          (0.32)      (0.03)      (0.03)           -
   From net realized gains                        -         (0.08)         (0.33)          -       (0.05)           -
                                           --------      --------       --------     -------      --------     ------
Net asset value, end of period               $ 9.63        $ 9.34         $13.29      $13.04      $10.09       $ 9.42
                                           ========      ========       ========     =======      ========     ======
Total Return                                   3.22%       (28.94)%         6.71%      29.57%       8.06%       (5.80)%(3)
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted)                       $115,152      $113,353       $115,739     $59,961      $27,475      $7,040
   Ratio of expenses to
     average net assets                        1.64%(4,5)    1.24%(4)       1.37%       1.50%       1.50%        1.36%(5)
   Ratio of net investment income
     (loss) to average net assets              0.03%(5)      0.18%         (0.24)%     (0.25)%     (0.15)%      (0.06)%(5)
         Portfolio turnover rate(6)              35%(5)        21%            37%         86%         89%         na

---------------------
(1)  Less than $0.01.

(2)  Calculated using average shares outstanding for the year.

(3)  Not annualized.

(4) Includes the Fund's share of expenses paid by the Portfolio and excludes the impact of the Portfolio's expense offset arrangement. Including the Funds share of the expense offset arrangement reduces the Fund's ratio of expenses to average net assets to 1.47% and 1.15% for the six months ended April 30, 2002 and the year ended October 31, 2001, respectively

(5)  Annualized.

(6)  Portfolio turnover rate is that of the Portfolio in which the Fund invests.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH International Equity Fund, formerly The 59 Wall Street International Equity Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2002, there were no Class I shares outstanding.

     The Fund invests all of its investable assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 65% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

     C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. These distributions do not constitute a return of capital. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

     D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E. RECLASSIFICATION. Certain amounts in the prior years financial statements have been reclassified to conform with current year presentation.

2.   TRANSACTIONS WITH AFFILIATES.

     ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2002, the Fund incurred $70,542 for administrative services.

     SHAREHOLDER SERVICING/ ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2002, the fund incurred $141,085 for such services.

     ACCOUNTING FEES. The Corporation has an accounting agreement with BBH for which BBH receives a fee calculated daily and paid monthly. For the six months ended April 30, 2002, the Fund incurred $4,000 for such services.

     BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2002, the Fund incurred $1,682 for these fees.

3. INVESTMENT TRANSACTIONS. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2002. Transactions in Class N shares of capital stock were as follows:

                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE
                                                         APRIL 30, 2002     YEAR ENDED
                                                          (UNAUDITED)    OCTOBER 31, 2001
                                                         --------------  ----------------
Capital stock sold                                         1,450,267         8,721,753
Capital stock issued in connection with
   reinvestment of dividends and distributions                     -             3,872
Capital stock redeemed                                    (1,628,559)       (5,301,296)
                                                          ----------        ----------
Net increase (decrease)                                     (178,292)        3,424,329
                                                          ==========        ==========

5. FEDERAL INCOME TAX STATUS. At October 31, 2001, the fund, for federal income tax purposes, had a capital loss carryforward of $10,039,468, which may be applied against any net taxable realized gain of each succeeding year until earlier of its utilization or expiration on October 31, 2009.

BBH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

   SHARES                                                                    VALUE
   ------                                                                    -----
             COMMON STOCKS (93.4%)
             AUSTRALIA (1.8%)
             FINANCE
    74,500   National Australia Bank, Ltd.                            $   1,390,873
                                                                      -------------

             MANUFACTURING
   290,000   Ansell, Ltd.                                                 1,004,926
                                                                      -------------

             MATERIALS
   150,000   BHP Billition, Ltd.                                            870,345
                                                                      -------------
             TOTAL AUSTRALIA                                              3,266,144
                                                                      -------------

             FINLAND (0.5%)
             INFORMATION TECHNOLOGY
    55,800   Nokia AB                                                       902,302
                                                                      -------------
             TOTAL FINLAND                                                  902,302
                                                                      -------------

             FRANCE (13.9%)
             CONSUMER DISCRETIONARY
    83,560   Accor SA                                                     3,374,963
                                                                      -------------

             ENERGY
    41,805   Total Fina Elf SA                                            6,330,902
                                                                      -------------

             FINANCE
   111,600   BNP Paribas SA                                               5,827,785
                                                                      -------------

             HEALTH CARE
     5,774   Aventis SA                                                     409,911
    12,220   Sanofi-Synthelabo SA                                           781,712
                                                                      -------------
                                                                          1,191,623
                                                                      -------------

             INDUSTRIALS
    35,800   Air France                                                     645,940
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                    VALUE
   ------                                                                    -----
             COMMON STOCKS (CONTINUED)
             FRANCE (CONTINUED)
             INFORMATION TECHNOLOGY
   101,345   Alcatel SA                                               $   1,266,494
    75,840   STMicroelectronics NV                                        2,335,114
                                                                      -------------
                                                                          3,601,608
                                                                      -------------

             UTILITES
   122,425   Suez SA                                                      3,642,948
                                                                      -------------
             TOTAL FRANCE                                                24,615,769
                                                                      -------------

             GERMANY (4.6%)
             FINANCE
    11,292   Allianz AG Registered                                        2,653,522
    12,000   Muenchener Rueckversicherungs-Gesellschaft AG                2,971,155
                                                                      -------------
                                                                          5,624,677
                                                                      -------------

             UTILITIES
    47,300   E.On AG                                                      2,446,598
                                                                      -------------
             TOTAL GERMANY                                                8,071,275
                                                                      -------------

             HONG KONG (4.0%)
             CONSUMER DISCRETIONARY
 3,820,000   Brilliance China Automotive Holdings, Ltd.                     656,337
   479,200   Li & Fung, Ltd.                                                768,042
                                                                      -------------
                                                                          1,424,379
                                                                      -------------

             FINANCE
   181,000   Sun Hung Kai Properties, Ltd.                                1,578,141
                                                                      -------------

             INDUSTRIALS
   267,400   Hutchison Whampoa, Ltd.                                      2,340,035
                                                                      -------------

             TELECOMMUNICATIONS
   524,000   China Mobile (Hong Kong), Ltd.*                              1,716,645
                                                                      -------------
             TOTAL HONG KONG                                              7,059,200
                                                                      -------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                    VALUE
   ------                                                                    -----
             COMMON STOCKS (CONTINUED)
             INDIA (0.5%)
             FINANCE
       550   ICIC, Ltd.                                               $         621
                                                                      -------------

             INFORMATION TECHNOLOGY
    14,700   Infosys Technologies, Ltd. ADR                                 912,135
                                                                      -------------
             TOTAL INDIA                                                    912,756
                                                                      -------------

             IRELAND (3.3%)
             FINANCE
   260,350   Allied Irish Banks, Plc.                                     3,434,050
   239,000   Anglo Irish Bank Corp., Plc.                                 1,286,798
    86,000   Irish Life & Permanent, Plc.                                 1,169,194
                                                                      -------------
             TOTAL IRELAND                                                5,890,042
                                                                      -------------

             ITALY (7.7%)
             ENERGY
   330,000   ENI SpA                                                      5,065,819
                                                                      -------------

             FINANCE
    66,900   Assicurazione Generali SpA                                   1,615,460
    94,580   Banca Fideuram SpA                                             722,115
   127,670   Mediolanum SpA                                               1,092,003
   101,300   Riunione Adriatica di Sicurta SpA (RAS)                      1,313,359
                                                                      -------------
                                                                          4,742,937
                                                                      -------------

             TELECOMMUNICATIONS
   258,100   Telecom Italia Mobile SpA                                    1,127,045
   344,700   Telecom Italia SpA                                           2,740,396
                                                                      -------------
                                                                          3,867,441
                                                                      -------------
             TOTAL ITALY                                                 13,676,197
                                                                      -------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                    VALUE
   ------                                                                    -----
             COMMON STOCKS (CONTINUED)
             JAPAN (20.7%)
             CONSUMER DISCRETIONARY
    26,000   Ito-Yokado Co., Ltd.                                     $   1,281,177
    74,000   Matsushita Electric Industrial Co., Ltd.                       990,814
    14,500   Nintendo Co., Ltd.                                           2,031,761
   300,000   Nissan Motor Co., Ltd.                                       2,307,333
    13,600   Oriental Land Co., Ltd.                                        894,598
    46,200   Sony Corp.                                                   2,481,551
    96,000   Toyota Motor Corp.                                           2,615,600
                                                                      -------------
                                                                         12,602,834
                                                                      -------------

             CONSUMER STABLES
    80,000   Kao Corp.                                                    1,563,133
   176,000   Kirin Brewery Co., Ltd.                                      1,333,084
   125,000   Shiseido Co., Ltd.                                           1,386,618
                                                                      -------------
                                                                          4,282,835
                                                                      -------------

             FINANCE
    10,800   Acom Co., Ltd.                                                 823,914
    54,700   Credit Saison Co., Ltd.                                      1,285,957
       333   Mizuho Holdings, Inc.                                          694,722
    11,300   Orix Corp.                                                     936,829
        20   Prospect Japan Fund*                                               152
                                                                      -------------
                                                                          3,741,574
                                                                      -------------

             HEALTH CARE
    40,000   Eisai Co., Ltd.                                              1,027,557
    41,000   Santen Pharmaceutical Co., Ltd.                                472,365
    57,000   Takeda Chemical Industries, Ltd.                             2,493,695
                                                                      -------------
                                                                          3,993,617
                                                                      -------------

             INDUSTRIALS
   141,000   Mitsubishi Heavy Industries, Ltd.                              446,731
   162,000   Nippon Express Co., Ltd.                                       704,951
   303,000   Sumitomo Corp.                                               1,849,229
                                                                      -------------
                                                                          3,000,911
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                    VALUE
   ------                                                                    -----
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             INFORMATION TECHNOLOGY
    59,000   Canon, Inc.                                              $   2,259,691
    15,000   Hoya Corp.                                                   1,116,301
    75,000   NEC Corp.                                                      578,001
                                                                      -------------
                                                                          3,953,993
                                                                      -------------

             MATERIALS
   230,000   Mitsubishi Materials Corp.                                     452,982
    17,000   Shin-Etsu Chemical Co., Ltd.                                   700,062
   172,000   Sumitomo Chemical Co., Ltd.                                    727,043
   150,000   Tokyu Corp.                                                    497,431
                                                                      -------------
                                                                          2,377,518
                                                                      -------------

             TELECOMMUNICATIONS
       128   Nippon Telegraph & Telephone Corp.                             503,192
       485   NTT DoCoMo, Inc.                                             1,233,076
                                                                      -------------
                                                                          1,736,268
                                                                      -------------

             UTILITIES
    56,000   Tokyo Electric Power Co., Inc.                               1,020,084
                                                                      -------------
             TOTAL JAPAN                                                 36,709,634
                                                                      -------------

             NETHERLANDS (3.3%)
             CONSUMER DISCRETIONARY
    70,163   Philips Electronics NV                                       2,164,879
                                                                      -------------

             CONSUMER STABLES
    58,771   Heineken NV                                                  2,645,724
                                                                      -------------

             INFORMATION TECHNOLOGY
    43,000   ASML Holding NV*                                               960,190
                                                                      -------------
             TOTAL NETHERLANDS                                            5,770,793
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                    VALUE
   ------                                                                    -----
             COMMON STOCKS (CONTINUED)
             SINGAPORE (1.2%)
             FINANCE
 1,000,000   Capitaland, Ltd.                                         $     960,026
   150,000   Oversea-Chinese Banking Corp., Ltd.                          1,075,892
                                                                      -------------
             TOTAL SINGAPORE                                              2,035,918
                                                                      -------------

             SOUTH KOREA (0.4%)
             MATERIALS
    30,000   Pohang Iron & Steel Co., Ltd. (POSCO) ADR                      733,500
                                                                      -------------
             TOTAL SOUTH KOREA                                              733,500
                                                                      -------------

             SPAIN (5.5%)
             FINANCE
   295,660   Banco Bilbao Vizcaya Argentaria SA                           3,444,596
   429,562   Banco Santander Central Hispano SA                           3,975,853
                                                                      -------------
                                                                          7,420,449
                                                                      -------------

             INDUSTRIALS
    22,000   Grupo Ferrovial SA                                             532,827
                                                                      -------------

             TELECOMMUNICATIONS
   169,044   Telefonica SA                                                1,808,121
                                                                      -------------
             TOTAL SPAIN                                                  9,761,397
                                                                      -------------

             SWEDEN (2.5%)
             CONSUMER DURABLES
   133,413   Electrolux AB                                                2,217,304
                                                                      -------------

             INDUSTRIALS
    93,000   Atlas Copco AB                                               2,178,367
                                                                      -------------
             TOTAL SWEDEN                                                 4,395,671
                                                                      -------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                    VALUE
   ------                                                                    -----

             COMMON STOCKS (CONTINUED)
             SWITZERLAND (3.8%)
             FINANCE
    55,260   UBS AG Registered                                        $   2,661,285
                                                                      -------------

             HEALTH CARE
    83,200   Novartis AG Registered                                       3,486,120
     1,020   Synthes-Stratec, Inc.                                          631,485
                                                                      -------------
                                                                          4,117,605
                                                                      -------------
             TOTAL SWITZERLAND                                            6,778,890
                                                                      -------------

             UNITED KINGDOM (19.7%)
             CONSUMER DISCRETIONARY
   258,014   Compass Group, Plc                                           1,604,930
   233,600   Pearson, Plc.                                                2,810,852
    67,000   Reed Elsevier, Plc.                                            655,887
                                                                      -------------
                                                                          5,071,669
                                                                      -------------

             CONSUMER STAPLES
   350,320   Diageo, Plc.                                                 4,649,094
                                                                      -------------

             ENERGY
   426,800   BP Amoco, Plc.                                               3,640,293
   244,600   Shell Transport & Trading Co., Plc.                          1,740,628
                                                                      -------------
                                                                          5,380,921
                                                                      -------------

             FINANCE
   377,500   Lloyds TSB Group, Plc.                                       4,338,893
                                                                      -------------

             HEALTH CARE
   164,540   GlaxoSmithKline, Plc.                                        3,978,915
    62,500   Smith & Nephew, Plc.                                           355,538
                                                                      -------------
                                                                          4,334,453
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                       VALUE
   ------                                                                                       -----
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
             INDUSTRIALS
   259,000   BAA, Plc.                                                                      $   2,433,574
   358,817   EasyJet Plc.*                                                                      2,508,992
    35,000   Exel, Plc.                                                                           448,679
                                                                                            -------------
                                                                                                5,391,245
                                                                                            -------------
             MATERIALS
    84,050   Rio Tinto, Plc.                                                                    1,561,108
                                                                                            -------------
             TELECOMMUNICATIONS
   444,105   BT Group, Plc.                                                                     1,669,131
   619,105   mm02, Plc.*                                                                          392,318
 1,279,400   Vodafone Group, Plc.                                                               2,064,121
                                                                                            -------------
                                                                                                4,125,570
                                                                                            -------------
             TOTAL UNITED KINGDOM                                                              34,852,953
                                                                                            -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $183,773,847)                               165,432,441
                                                                                            -------------
             TIME DEPOSIT (6.1%)

$10,700,000  Societe Generale, 1.810%, 05/01/02 (Identified cost $10,700,000)                  10,700,000
                                                                                            -------------
TOTAL INVESTMENTS, (IDENTIFIED COST $194,473,847) (a)                          99.5%        $ 176,132,441
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                  0.5               964,631
                                                                              -----         -------------
NET ASSETS                                                                    100.0%        $ 177,097,072
                                                                              =====         =============

*    Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $194,473,847, the aggregate gross unrealized appreciation is $10,828,704, and the aggregate gross unrealized depreciation is $29,170,110, resulting in net unrealized depreciation of $18,341,406.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
   Investments in securities, at value (identified cost $194,473,847)  $176,132,441
   Receivables for:
     Investments sold                                                    11,862,242
     Contributions                                                          768,321
     Dividends and other receivables                                        650,897
                                                                       ------------
       TOTAL ASSETS                                                     189,413,901
                                                                       ------------

LIABILITIES:
   Due to bank                                                              755,990
   Payables for:
     Investments purchased                                               11,242,887
     Withdrawals                                                            147,383
     Investment advisory fees                                                94,098
     Custody fees                                                            54,151
     Administrative fees                                                      5,067
     Accrued expenses and other fees                                         17,253
                                                                       ------------
       TOTAL LIABILITIES                                                 12,316,829
                                                                       ------------
  NET ASSETS                                                           $177,097,072
                                                                       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
     Dividends (net of foreign withholding tax of $190,978)            $  1,097,324
     Interest and other income                                               41,710
                                                                       ------------
       TOTAL INCOME                                                       1,139,034
                                                                       ------------

   EXPENSES:
     Investment advisory fees                                               560,981
     Custody fees                                                           221,556
     Administrative fees                                                     30,207
     Professional fees                                                       18,596
     Board of Trustees' fees                                                  1,262
     Accrued expenses and other liabilities                                     366
                                                                       ------------
       TOTAL EXPENSES                                                       832,968
       Fees paid indirectly                                               (117,047)
                                                                       ------------
       NET EXPENSES                                                         715,921
                                                                       ------------
       NET INVESTMENT INCOME                                                423,113
                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments and foreign
     exchange transactions                                              (19,693,473)
   Net change in unrealized appreciation (depreciation) on
   investments and foreign currency translations                         25,263,473
                                                                       ------------
       NET REALIZED AND UNREALIZED GAIN                                   5,570,000
                                                                       ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  5,993,113
                                                                       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                                     FOR THE SIX
                                                                     MONTHS ENDED       FOR THE
                                                                    APRIL 30, 2002     YEAR ENDED
                                                                     (UNAUDITED)    OCTOBER 31, 2001
                                                                    --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income                                          $     423,113    $   1,139,033
     Net realized gain (loss) on investments and foreign exchange
       transactions                                                   (19,693,473)     (15,643,883)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations                   25,263,473      (47,717,884)
                                                                    -------------    -------------
     Net increase (decrease) in net assets resulting from
       operations                                                       5,993,113      (62,222,734)
                                                                    -------------    -------------

   Capital transactions:
     Proceeds from contributions                                       14,885,025      119,074,107
     Fair value of withdrawals                                        (15,846,183)     (63,494,753)
                                                                    -------------    -------------
     Net increase (decrease) in net assets resulting
       from capital transactions                                         (961,158)      55,579,354
                                                                    -------------    -------------
         Total increase (decrease) in net assets                        5,031,955       (6,643,380)

NET ASSETS:
     Beginning of year                                                172,065,117      178,708,497
                                                                    -------------    -------------
     END OF PERIOD                                                  $ 177,097,072    $ 172,065,117
                                                                    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS




                                            FOR THE SIX
                                            MONTHS ENDED                  FOR THE YEARS ENDED OCTOBER 31,
                                           APRIL 30, 2002 ---------------------------------------------------------
                                            (UNAUDITED)      2001          2000        1999       1998      1997
                                           -------------- --------      --------     -------    --------  ---------
Total Return                                    3.45%       (28.59)%        7.31%      30.44%      9.44%       2.90%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                        $177,097      $172,065      $178,708      $71,451    $66,633    $46,038

   Expenses paid by Portfolio                   0.83%(1)      0.69%         0.90%        0.87%      0.76%      0.90%
   Expenses offset arrangement                  0.14%(1)      0.13%            -            -          -          -
                                            --------      --------      --------      -------    -------    -------
                                                0.97%(1)      0.82%         0.90%        0.87%      0.76%      0.90%
                                            ========      ========      ========      =======    =======    =======
   Ratio of net investment income
     to average net assets                      0.49%(1)      0.54%         0.20%        0.29%      0.56%      0.63%
   Portfolio turnover rate                        35%(1)        21%           37%          86%        89%        85%

------------------------
(1)  Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

     B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

     C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

     D. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

     E. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal Income purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For six months ended April 30, 2002, the Portfolio incurred $560,981 for advisory services.

     ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon. For the six months ended April 30 2002, the Portfolio incurred $30,207 for administrative services.

     CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months April 30, 2002, the Portfolio incurred $221,556 for custody services. These fees were reduced by $117,047 as a result of an expense offset arrangement with the Portfolio's custodian.

     BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2002, the Portfolio incurred $1,262 for the Trustee fees.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,114,598 and $34,933,688, respectively. There were no purchases or sales of U.S. government obligations during the period.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.



                         [BROWN BROTHERS HARRIMAN LOGO]